Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible debt, net of unamortized discount (in Dollars)	$ 0	$ 263,200	$ 980,852
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	25,000,000	25,000,000	25,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	750,000,000	500,000,000
Common stock, issued	376,901,679	367,901,679	193,637,747
Common stock, outstanding	376,901,679	367,901,679	193,637,747
Previously Reported [Member]
Common stock, authorized		750,000,000	500,000,000